[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

April 26, 2010

                                                    Via EDGAR and overnight mail

Michelle Roberts, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


Re: Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and Ameritas Life Insurance Corp. Separate Account LLVA, 1940 Act No. 811-07661 ("Separate Account" or "Registrant")
         Ameritas NO-LOAD Variable Annuity 4080 Flexible Premium Deferred Variable Annuity, 1933 Act No. 333-05529
         Post-Effective Amendment No. 14 on Form N-4 Pursuant to Rule 485(b)

Dear Ms. Roberts:

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is May 1, 2010.

Other revisions made to the prospectus and Statement of Additional Information ("SAI") since the last filing include:

1. Pages 1, 8 - 12 and Appendix A. Updated fund and portfolio names and some portfolio objectives with information provided by the funds and portfolio investment advisers. Footnotes are added to the to the objectives chart at page 12.

2. Page 2: Reinserted the word "service" that was inadvertently deleted in the left text box.

3.   Page 2. Updated the table of contents.

4. Page 5. Re-ordered Guaranteed Maximum and Current Fee columns consistent with previous Commission comments.

5. Page 5. Updated Portfolio Company Operating Expenses and Examples of Expenses with December 31, 2009 information provided by the fund companies, for the minimum and maximum portfolio expenses.

6. Page 8. Deleted text on "mixed and shared funding" consistent with Commission comments provided on March 25th for a Rule 485(a) filing for this product.

7. Page 12. Added a section on "Resolving Material Conflicts - Underlying Investment Interests," consistent with March 25th Commission comments and correspondence we submitted March 26th.

8.   Page 12. Revised the title of the "Fixed Account Option" section.

9. Page 13. Corrected the sixth bullet under Transfer Rules for the minimum subaccount value that may prompt transfer of the remaining balance, and to disclose how reallocations of amounts less than the minimum subaccount values are made.

10. Page 14. Added a paragraph on "Omnibus Orders" to the Transfers section, consistent with March 25th Commission comments and correspondence we submitted March 26th.

11. Pages 16 - 18. Revised the Asset Allocation Program section consistent with Commission comments received March 25th for the rule 485(a) filing. Also removed references to a GLWB program (not available with this product) as discussed with the Commission.

12. Page 22. Revised the Death Benefits section consistent with March 25th Commission comments.

13. Page 25. Deleted the last paragraph on that page as it was a duplicate paragraph.

14.  Last Page: Revised the Statement of Additional Information Table of
     Contents.

15. SAI Page 1: Updated the Services section, including the changed address of the audit firm.

16. SAI Page 2: Revised the Purchase Of Securities Being Offered to refer only to the Ameritas No-Load Variable Annuity SM 4080.

17.  SAI Page 6: Added a "Licensing Agreement" section.

18. Separate account and statutory company financial statements for the fiscal years ended December 31, 2009 are included with the SAI.

19. Made non-substantive changes to correct capitalization, singular-plurals, and word formatting (i.e. "website") throughout the documents.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not asset staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel